NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following is added to the list of non-fundamental restrictions in the section “Investment Restrictions”:

Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Growth Fund, and Nuveen Santa Barbara International Growth Fund may not:

(8) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBSAI-0412P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

The following item is added to the list of non-fundamental restrictions in the section “Investment Restrictions”:

(8) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-0412P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following item is added to the list of non-fundamental restrictions in the section “Investment Restrictions”:

(10) With respect to the Emerging Markets Fund, Global All-Cap Fund, Global All-Cap Plus Fund, Global Flexible Allocation Fund, Global Resources Fund and International Value Fund, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-0412P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following item is added to the list of non-fundamental restrictions in the section “Investment Restrictions”:

(7) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSAI-0412P